Transamerica Asset Management, Inc. P.O. Box 9012 Clearwater, Florida 33758-9012 727-299-1800

July 30, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Transamerica Funds (the “Trust”) (33-02659; 811-04556)

Ladies and Gentlemen:

On behalf of Transamerica International Bond (the “Fund”), a series of the Trust, we are filing, pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), an exhibit containing risk/return summary information in an interactive data format that mirrors the risk/return summary information contained in the supplement filed with the Securities and Exchange Commission on July 17, 2012 pursuant to Rule 497(e) under the Securities Act (SEC Accession No. 0001193125-12-304447). Such supplement is incorporated by reference into this Rule 497 document. The purpose of the filing is to submit the 497(e) filing dated July 17, 2012 in XBRL for the Fund in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

Please direct any questions concerning this filing to the undersigned at (727) 299-1844.

Very truly yours,

/s/ Timothy J. Bresnahan
Timothy J. Bresnahan
Vice President and Senior Counsel
Transamerica Asset Management, Inc.